INCOME TAX - RECONCILIATION OF THE FEDERAL INCOME TAX RATE TO THE COMPANY'S EFFECTIVE TAX RATE (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
INCOME TAX
Statutory federal income tax rate					21.00%
State taxes, net of federal tax benefit					0.00%
Change in valuation allowance					3.30%
Income tax provision	7.00%	(24.00%)	(103.00%)	(24.00%)	24.30%